UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2004
                                                --------------------------------

Check here if Amendment [  ]; Amendment Number: _____
   This Amendment (Check only one.): [  ]  is a restatement.
                                     [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          SC-BVI Partners
               --------------------
Address:       747 Third Avenue
               --------------------
               27th Floor
               --------------------
               New York, NY  10017
               --------------------

Form 13F File Number:  028-10394

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Neil H. Koffler
               ----------------------------------
Title:         Vice President of Managing Partner
               ----------------------------------
Phone:         (212)888-9100
               ----------------------------------

Signature, Place, and Date of Signing:

/s/ Neil H. Koffler             New York, NY                November 15, 2004
--------------------         -----------------             -------------------
    [Signature]                [City, State]                    [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this re- port, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                   0
                                                 -----------

Form 13F Information Table Entry Total:              91
                                                 -----------

Form 13F Information Table Value Total:             $43,944
                                                 -----------
                                                 (thousands)


List of Other Included Managers:

                                                    NONE

                                 SC-BVI PARTNERS
                                    FORM 13F
                      FOR QUARTER ENDED September 30, 2004

                                                                                                        ITEM 5:
                                               ITEM 2:                    ITEM 3:        ITEM 4:       Shares or
         ITEM 1:                               Title of                   Cusip           Fair        Principal
     Name of Issuer                            Class                      Number      Market Value      Amount
--------------------------------------------------------------------------------------------------------------------------
3 COM Corp                                    Common                     88553104         215,220       51,000 SH
Aames Fin Corp Conv PFD                       Cvt. Pfd.                  00253A408         82,620       30,600 SH
Aames Financial 5.5% of 3/15/06               Cvt. Sub. Debenture        00253AAE1      2,643,840    2,754,000 PRN
Auspex System Inc                             Common                     052116100            949      189,720 SH
Avalon Holding                                Common                     05343P109         44,318       15,550 SH
Baycorp Holdings Ltd.                         Common                     72728108         365,904       29,040 SH
Berkeley Tech Inc.                            Sponsored ADR              08437M107        322,625      157,378 SH
Blockbuster Inc - Cl B                        Common - Class B           093679207        549,270       76,500 SH
Breakwater Resources Ltd                      Common                     106902307        103,108      255,000 SH
C1 Energy Ltd                                 Common                     12617Y105        858,909      629,850 SH
Canyon Resources Corp.                        Common                     138869300        869,125      236,217 SH
Canyon Resources Corp.                        Common                     138869300        108,000       75,000 Warrant
Centrex Inc.                                  Common                     15640E103          1,275      127,500 SH
Chardan China Acquisition                     Common                     159569102         12,495        2,550 SH
Chaus Bernard                                 Common                     162510200         66,963       66,300 SH
Chief Consolidated Mining Co.                 Common                     168628105         50,286      251,430 SH
Claude Resources Inc                          Common                     182873109        612,096      539,886 SH
Coast Dental Services Inc.                    Common                     19034H201         16,993        4,998 SH
Computer Horizon Corp                         Common                     205908106        582,558      134,540 SH
Queenstake Resources                          Common                     748314101        202,416      386,830 SH
Comsys IT Partners Inc.                       Common                     20581E104        339,020       46,649 SH
Concord Camera Corp                           Common                     206156101        450,568      242,241 SH
Consolidated Tomoka Ltd Co                    Common                     210226106        328,149        9,435 SH
Constellation Copper Corp                     Common                     21036T100        156,981      275,000 SH
Constellation Copper Corp                     Common                     21036T100            686      137,500 Warrant
Criticare System Inc.                         Common                     226901106         22,195       12,756 SH
Crystallex Inc                                Common                     22942F101      1,829,384      542,844 SH
Del Glbl Technologies Corp.                   Common                     245073101        338,480      125,363 SH
Digital Generation System                     Common                     253921100        138,735      110,107 SH
Dynatec Corp                                  Common                     267934107        706,158      631,686 SH
Dynatec Corp                                  Common                     267934107         75,458       67,500 Warrant
Education Lending Group Inc.                  Common                     28140A109      3,471,837      234,901 SH
Empire Energy Corp.                           Common                     291645208          7,087       13,897 SH
Encana Corp.                                  Common                     292505104      1,180,419       25,495 SH
Endocare Inc.                                 Common                     26264P104      2,401,718      879,750 SH
ESG Re Ltd.                                   Common                    000G312151          7,033      703,280 SH
FLYI Inc                                      Common                     34407T104        299,107       76,498 SH
Gemplus International Sa Ads                  Common                     36866Y102         48,415       12,980 SH
Glenayre Tech Inc.                            Common                     377899109         18,180       10,100 SH
ID Biomedical Corp                            Common                     44936D108        332,010       25,500 SH
Industrias Bachoco                            Sponsored ADR              456463108        789,204       70,027 SH
Integrated Telecom Exp Inc                    Common                     45817U101         65,094      283,016 SH
Intervest Bancshares Corp                     Common                     460927106         81,958        4,841 SH
Juina Mining Corp                             Common                     48131Q202          7,905      255,000 SH
Labranche & Co                                Common                     505447102        215,475       25,500 SH
Liberty Homes Inc.                            Common - Class B           530582303         61,200       10,200 SH
Liberty Homes Inc.                            Common - Class A           530582204        100,980       22,440 SH
Lodgian Inc                                   Common                     54021P205         78,933        7,973 SH
M & F Worldwide Corp                          Common                     552541104      1,580,221      121,462 SH
Mairs Holding Inc                             Common                     560635104      1,929,919      235,356 SH
Manhattan Minerals Corp                       Common                     56310P101         23,258      183,345 SH
Masters Energy Inc                            Common                     576415103        265,946      124,236 SH
MDSI Mobile Data Sol Inc                      Common                     55268N100         76,500       15,300 SH
MDU Communication Int'l Inc                   Common                     582828109      3,631,455    1,424,100 SH
MDU Communication Int'l Inc                   Common                     582828109          6,574       10,800 Warrant
Medquist Inc                                  Common                     584949101        328,469       25,170 SH
Merita Savings Bank                           Common                     590007100        321,300       76,500 SH
MM Companies                                  Common                     55310J107         84,395       70,329 SH
Molex Inc                                     Common - Class A           608554200      4,351,880      165,345 SH
Mutual Risk Mgmt Ltd.                         Common                     628351108         38,857    1,554,276 SH
NCRIC Group Inc                               Common                    628806P103        651,014       76,500 SH
Nevsun Resources Ltd                          Common                     64156L101        715,690      382,500 SH
New Valley Corp                               Common                     649080504        127,500       25,500 SH
Next Inc.                                     Common                     65336T104        150,960      102,000 SH

Oakwood Homes                                 Common                     674098207            914       26,112 SH
Orthodontic Center of America                 Common                     68750P103        664,785      140,250 SH
Pacific North West Capital Corp               Common                     694916107         60,500      169,575 SH
Pacific North West Capital Corp               Common                     694916107              5       89,775 Warrant
Playboy Entertainment                         Common - Class A           728117201         84,584        8,720 SH
Playboy Entertainment                         Common - Class B           728117300        242,767       24,180 SH
Read Rite Corp                                Common                     755246204            808      808,095 SH
Rio Alto Resources                            Common                     766893101      2,441,931    2,351,151 SH
RIO Narcea Gold Mines Ltd                     Common                     766909105        135,719       54,691 SH
Saks Inc.                                     Common                     79399W108        153,638       12,750 SH
Scpie Holding Inc                             Common                     78402P104      2,645,092      294,882 SH
Shangri La Asia                               Common                      6771032          42,863       39,780 SH
Silk Road Resources                           Common                     827101106         33,641       81,600 SH
Silk Road Resources                           Common                     827101106              0       40,800 Warrant
Simon Worldwide Inc.                          Common                     828815100         27,540      153,000 SH
St. Andrew Goldfields                         Common                     787188408        232,498    1,275,000 SH
St. Andrew Goldfields                         Common                     787188408         10,717      637,500 Warrant
Stone & Webster                               Common                     861572105         12,314       61,571 SH
Tahera Corp                                   Common                     873786107        127,274      532,440 SH
Tahera Corp                                   Common                     873786107          6,443       65,790 Warrant
Tengasco Inc                                  Common                     88033R205        590,286    2,459,526 SH
Touch America Holdings                        Common                     891539108          2,984      994,553 SH
TXU Europe Capital I-preferred                Preferred                  87316S203        492,773       89,595 SH
Universal Guardian Holding Inc                Common                     913586103          3,626        2,295 SH
Van Der Moolen Hldg NV                        Common                     921020103        168,300       25,500 SH
Victor Group Ltd                              Common                     92240M108        201,207       13,387 SH
Warwick Valley Telephone Co                   Common                     936760108         15,682          660 SH

                                                                                       43,944,167



                             ** TABLE CONTINUED **

                                                            ITEM 6:                                              ITEM 8:
                                                  INVESTMENT DISCRETION                                  VOTING AUTHORITY SHARES
                                                        (b) Shares                    ITEM 7:
         ITEM 1:                                        as Defined   (c) Shared      Managers
     Name of Issuer                        (a) Sole     in Instr. V      Other      See Instr. V     (a) Sole  (b) Shared   (c) None
------------------------------------------------------------------------------------------------------------------------------------
3 COM Corp                                  51,000        --               --           --             51,000      --           --
Aames Fin Corp Conv PFD                     30,600        --               --           --             30,600      --           --
Aames Financial 5.5% of 3/15/06          2,754,000        --               --           --          2,754,000      --           --
Auspex System Inc                          189,720        --               --           --            189,720      --           --
Avalon Holding                              15,550        --               --           --             15,550      --           --
Baycorp Holdings Ltd.                       29,040        --               --           --             29,040      --           --
Berkeley Tech Inc.                         157,378        --               --           --            157,378      --           --
Blockbuster Inc - Cl B                      76,500        --               --           --             76,500      --           --
Breakwater Resources Ltd                   255,000        --               --           --            255,000      --           --
C1 Energy Ltd                              629,850        --               --           --            629,850      --           --
Canyon Resources Corp.                     236,217        --               --           --            236,217      --           --
Canyon Resources Corp.                      75,000        --               --           --             75,000      --           --
Centrex Inc.                               127,500        --               --           --            127,500      --           --
Chardan China Acquisition                    2,550        --               --           --              2,550      --           --
Chaus Bernard                               66,300        --               --           --             66,300      --           --
Chief Consolidated Mining Co.              251,430        --               --           --            251,430      --           --
Claude Resources Inc                       539,886        --               --           --            539,886      --           --
Coast Dental Services Inc.                   4,998        --               --           --              4,998      --           --
Computer Horizon Corp                      134,540        --               --           --            134,540      --           --
Queenstake Resources                       386,830        --               --           --            386,830      --           --
Comsys IT Partners Inc.                     46,649        --               --           --             46,649      --           --
Concord Camera Corp                        242,241        --               --           --            242,241      --           --
Consolidated Tomoka Ltd Co                   9,435        --               --           --              9,435      --           --
Constellation Copper Corp                  275,000        --               --           --            275,000      --           --
Constellation Copper Corp                  137,500        --               --           --            137,500      --           --
Criticare System Inc.                       12,756        --               --           --             12,756      --           --
Crystallex Inc                             542,844        --               --           --            542,844      --           --
Del Glbl Technologies Corp.                125,363        --               --           --            125,363      --           --
Digital Generation System                  110,107        --               --           --            110,107      --           --
Dynatec Corp                               631,686        --               --           --            631,686      --           --
Dynatec Corp                                67,500        --               --           --             67,500      --           --
Education Lending Group Inc.               234,901        --               --           --            234,901      --           --
Empire Energy Corp.                         13,897        --               --           --             13,897      --           --
Encana Corp.                                25,495        --               --           --             25,495      --           --
Endocare Inc.                              879,750        --               --           --            879,750      --           --
ESG Re Ltd.                                703,280        --               --           --            703,280      --           --
FLYI Inc                                    76,498        --               --           --             76,498      --           --
Gemplus International Sa Ads                12,980        --               --           --             12,980      --           --
Glenayre Tech Inc.                          10,100        --               --           --             10,100      --           --
ID Biomedical Corp                          25,500        --               --           --             25,500      --           --
Industrias Bachoco                          70,027        --               --           --             70,027      --           --
Integrated Telecom Exp Inc                 283,016        --               --           --            283,016      --           --
Intervest Bancshares Corp                    4,841        --               --           --              4,841      --           --
Juina Mining Corp                          255,000        --               --           --            255,000      --           --
Labranche & Co                              25,500        --               --           --             25,500      --           --
Liberty Homes Inc.                          10,200        --               --           --             10,200      --           --
Liberty Homes Inc.                          22,440        --               --           --             22,440      --           --
Lodgian Inc                                  7,973        --               --           --              7,973      --           --
M & F Worldwide Corp                       121,462        --               --           --            121,462      --           --
Mairs Holding Inc                          235,356        --               --           --            235,356      --           --
Manhattan Minerals Corp                    183,345        --               --           --            183,345      --           --
Masters Energy Inc                         124,236        --               --           --            124,236      --           --
MDSI Mobile Data Sol Inc                    15,300        --               --           --             15,300      --           --
MDU Communication Int'l Inc              1,424,100        --               --           --          1,424,100      --           --
MDU Communication Int'l Inc                 10,800        --               --           --             10,800      --           --
Medquist Inc                                25,170        --               --           --             25,170      --           --
Merita Savings Bank                         76,500        --               --           --             76,500      --           --
MM Companies                                70,329        --               --           --             70,329      --           --
Molex Inc                                  165,345        --               --           --            165,345      --           --
Mutual Risk Mgmt Ltd.                    1,554,276        --               --           --          1,554,276      --           --
NCRIC Group Inc                             76,500        --               --           --             76,500      --           --
Nevsun Resources Ltd                       382,500        --               --           --            382,500      --           --
New Valley Corp                             25,500        --               --           --             25,500      --           --
Next Inc.                                  102,000        --               --           --            102,000      --           --

Oakwood Homes                               26,112        --               --           --             26,112      --           --
Orthodontic Center of America              140,250        --               --           --            140,250      --           --
Pacific North West Capital Corp            169,575        --               --           --            169,575      --           --
Pacific North West Capital Corp             89,775        --               --           --             89,775      --           --
Playboy Entertainment                        8,720        --               --           --              8,720      --           --
Playboy Entertainment                       24,180        --               --           --             24,180      --           --
Read Rite Corp                             808,095        --               --           --            808,095      --           --
Rio Alto Resources                       2,351,151        --               --           --          2,351,151      --           --
RIO Narcea Gold Mines Ltd                   54,691        --               --           --             54,691      --           --
Saks Inc.                                   12,750        --               --           --             12,750      --           --
Scpie Holding Inc                          294,882        --               --           --            294,882      --           --
Shangri La Asia                             39,780        --               --           --             39,780      --           --
Silk Road Resources                         81,600        --               --           --             81,600      --           --
Silk Road Resources                         40,800        --               --           --             40,800      --           --
Simon Worldwide Inc.                       153,000        --               --           --            153,000      --           --
St. Andrew Goldfields                    1,275,000        --               --           --          1,275,000      --           --
St. Andrew Goldfields                      637,500        --               --           --            637,500      --           --
Stone & Webster                             61,571        --               --           --             61,571      --           --
Tahera Corp                                532,440        --               --           --            532,440      --           --
Tahera Corp                                 65,790        --               --           --             65,790      --           --
Tengasco Inc                             2,459,526        --               --           --          2,459,526      --           --
Touch America Holdings                     994,553        --               --           --            994,553      --           --
TXU Europe Capital I-preferred              89,595        --               --           --             89,595      --           --
Universal Guardian Holding Inc               2,295        --               --           --              2,295      --           --
Van Der Moolen Hldg NV                      25,500        --               --           --             25,500      --           --
Victor Group Ltd                            13,387        --               --           --             13,387      --           --
Warwick Valley Telephone Co                    660        --               --           --                660      --           --

                                                                                                   43,944,167


                              ** TABLE COMPLETE **